Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS V
Central Index Key	dei_EntityCentralIndexKey	0000809821
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2016
Prospectus Date	rr_ProspectusDate	May 02, 2016